RISK MANAGEMENT (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Regulatory capital - values
Common equity	R$ 106,012,668	R$ 110,689,318
Level I	124,632,919	125,412,066
Reference Equity - RE	149,109,173	149,969,145
Risk-weighted assets (RWA) - amounts
Total RWA	R$ 1,008,667,813	R$ 947,737,574
Regulatory capital as a proportion of RWA
Index of Common equity - ICP	10.50%	11.70%
Tier I Capital	12.40%	13.20%
Basel Ratio	14.80%	15.80%
Additional Common Equity (ACP) as a proportion of RWA
Additional Common Equity Conservation - ACPConservation	2.50%	2.50%
Additional Contracyclic Common Equity - ACPContracyclic	0.00%	0.00%
Additional Systemic Importance of Common Equity - Systemic ACPS	1.00%	1.00%
Total ACP (1)	3.50%	3.50%
Excess Margin of Common Equity	2.51%	3.68%
Leverage Ratio (AR)
Total exposure	R$ 1,860,789,433	R$ 1,714,042,678
AR	6.70%	7.30%
Short Term Liquidity Indicator (LCR)
Total High Quality Liquid Assets (HQLA)	R$ 184,606,844	R$ 248,691,252
Total net cash outflow	R$ 130,795,356	R$ 129,797,562
LCR	141.10%	191.60%
Long Term Liquidity Indicator (NSFR)
Available stable funding (ASF)	R$ 991,711,546	R$ 934,324,784
Stable resources required (RSF)	R$ 818,326,687	R$ 737,181,037
NSFR	121.20%	126.70%